Benefit Plans And Obligations For Termination Indemnity (Components Of The Plans Net Periodic Pension Cost) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 7,762	$ 9,368	$ 9,709
Interest cost	7,833	6,830	6,567
Expected return on Plans’ assets	(8,221)	(7,319)	(6,400)
Amortization of prior service cost	(125)	0	172
Amortization of net actuarial loss	121	91	(131)
Amortization of net actuarial loss	2,108	4,483	4,107
Total net periodic benefit cost	9,478	13,453	14,024
Accumulated benefit obligation	215,276	164,696	167,667
Retiree Medical Plan
Defined Benefit Plan Disclosure [Line Items]
Service cost	150	214
Interest cost	96	88
Amortization of net actuarial loss	(48)	0
Total net periodic benefit cost	$ 198	$ 302